Investments Accounted for Using the Equity Method - Share of Comprehensive Income of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Profit for the year	¥ 117,445	¥ 202,512	¥ 272,734
Other comprehensive income	30,721	79,233	32,260
Comprehensive income for the year	148,166	281,745	304,994
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	(81,504)	(17,844)	53,511
Other comprehensive income	25,920	26,673	(1,197)
Comprehensive income for the year	(55,584)	8,829	52,314
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	198,949	220,356	219,223
Other comprehensive income	4,801	52,560	33,457
Comprehensive income for the year	¥ 203,750	¥ 272,916	¥ 252,680